Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Treasury Shares Text Block Abstract
Schedule of aggregate consideration
	2022
	Number of shares	USD ’000
Balance at the beginning of the year	-	-
Purchases	310,542	2,394
Cancellation	(308,874)	(2,380)
Balance at the end of the year	1,668	14